Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31
Trading Symbol	ASC
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	33,097,831